TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 4,766	$ 4,832
Current accounts	1,096,072	926,310
Trade receivables with related parties	46,744	96,831
Allowance for doubtful accounts	(14,346)	(16,543)
Trade receivables, net - Current	$ 1,128,470	$ 1,006,598